Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Nissan Auto Receivables Company II LLC	5 October 2023
Nissan Motor Acceptance Company LLC
One Nissan Way
Franklin, Tennessee 37067

Re:	Nissan Auto Receivables 2023-B Owner Trust (the “Issuing Entity”)

Asset-Backed Notes (the “Notes”)

Sample Receivable Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Nissan Auto Receivables Company II LLC (the “Depositor”), Nissan Motor Acceptance Company LLC (the “Sponsor”), Mizuho Securities USA LLC (“Mizuho”), BofA Securities, Inc. (“BofA Securities”), MUFG Securities Americas Inc. (“MUFG”) and Wells Fargo Securities, LLC (“Wells Fargo Securities,” together with the Depositor, Sponsor, Mizuho, BofA Securities and MUFG, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of motor vehicle retail installment contracts secured by new, near-new and used automobiles and light-duty trucks (the “Receivables”) relating to the Issuing Entity’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:

i.

Labeled “NAROT 23B Preliminary Pool 08.31.23 vF.txt” and the corresponding record layout and decode information, as applicable (the “Preliminary Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to a pool of motor vehicle retail installment contracts secured by new, near-new and used automobiles and light-duty trucks (the “Preliminary Receivables”) as of 31 August 2023 (the “Preliminary Cut-off Date”) that the Sponsor, on behalf of the Depositor, indicated are expected to be representative of the Receivables and

ii.

Labeled “NAROT 2023-B Auto Decision 8.31.23 - Preliminary Pool.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Auto Decision Data File,” together with the Preliminary Base Data File, the “Provided Preliminary Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the approval type for each Preliminary Receivable as of the Preliminary Cut-off Date,

b.	Imaged copies of:

i.

The simple interest retail installment contract, retail installment sale contract, contract for sale and security agreement, motor vehicle installment sales contract, vehicle contract for sale and security agreement, correction notice or other related documents (collectively and as applicable, the “Contract”),

ii.	Certain printed screen shots and payment histories from the Sponsor’s loan servicing system (collectively, the “System Screen Shots”) and

iii.

The certificate of title, electronic title, lien and title information, notice of lien application, notice of recorded lien, notice of security interest filing, notification of lien perfection, vehicle application, application for certificate of ownership, application for title, application for vehicle registration, notice of lien application, title, lien & registration records, title lien statement, title report, title registration and lien report summary, registration record, online vehicle report or other related documents (collectively and as applicable, the “Title,” together with the Contract and System Screen Shots, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Receivable (as defined in Attachment A), as applicable,

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and

d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Preliminary Data Files, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Preliminary Data Files, Source Documents or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Receivables or Receivables, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or

b.	Making any findings with respect to:

i.	Whether the origination of the Receivables conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria or other requirements,

ii.	The value of the collateral securing the Receivables,

iii.	Whether the originator(s) of the Receivables complied with federal, state or local laws or regulations or

iv.

Any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

5 October 2023

Attachment A Page 1 of 2

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 125 Preliminary Receivables from the Preliminary Base Data File (the “Sample Receivables”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Receivables or the methodology they instructed us to use to select the Sample Receivables from the Preliminary Base Data File.

For the purpose of the procedures described in this report, the 125 Sample Receivables are referred to as Sample Receivable Numbers 1 through 125.

2.	As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Preliminary Receivable on the Preliminary Base Data File with the corresponding:

a.	Approval type (the “Auto Decision”), as shown on the Preliminary Auto Decision Data File, and

b.	Grace period (the “Grace Period”), which the Sponsor, on behalf of the Depositor, instructed us to calculate as the difference in months between the:

i.	Original first payment date (First Payment Date) and

ii.	Origination date (Contract Date),

both as shown on the Preliminary Base Data File.

The Preliminary Base Data File, as adjusted, is hereinafter referred to as the “Preliminary Data File.”

Attachment A Page 2 of 2

3.	For each Sample Receivable, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.

Observed that the corresponding Contract contained a signature in the buyer signature section of such Contract. We performed no procedures to determine the validity of the signature contained in the buyer signature section of such Contract.

c.

Observed that the Sponsor, Nissan Motor Acceptance Corporation or Infiniti Financial Services (“IFS”) was the named lien holder, secured party or owner on the corresponding Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Account number	Account Number	System Screen Shots	i.

Origination date	Contract Date	Contract and System Screen Shots	ii.

Model	Model	Contract and System Screen Shots

Original principal balance	OriginalLoanAmount	Contract and System Screen Shots

Annual percentage rate	Original APR	Contract and System Screen Shots

Monthly payment amount	Monthly Payment	Contract

Number of scheduled payments	Scheduled Payments - Original	Contract

Customer state	Current Customer State	Contract or System Screen Shots	iii.

Electronic contract (Y/N)	E-contract Indicator	Contract

VIN	VIN	Contract, System Screen Shots and Title

Model year	Model Year	Contract, System Screen Shots and Title

Next payment due date	Next Payment Due Date	System Screen Shots	iv.

Current principal balance	Unpaid Principal Balance	System Screen Shots	iv.

Maturity date	Current Maturity Date	System Screen Shots	iv.

FICO score	Credit Score	System Screen Shots

Approval type	Auto Decision	System Screen Shots

New or used	New-Used-NearNew	Contract or System Screen Shots	v.

Original first payment date	First Payment Date	Contract or System Screen Shots

Remaining term to maturity	RemainingTerm	Contract, System Screen Shots and recalculation	iv., vi.

Grace period	Grace Period	a. Contract, System Screen Shots and recalculation or b. System Screen Shots and recalculation	vii.

Payment extension	Number of Extensions	System Screen Shots	iv.

Current delinquency status	Account Status	System Screen Shots	iv., viii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the origination date Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- one day or less.

iii.

For the purpose of comparing the customer state Sample Characteristic for each Sample Receivable (except for Sample Receivable Number 3), the Sponsor, on behalf of the Depositor, instructed us to use the Contract as the Source Document.

For the purpose of comparing the customer state Sample Characteristic for Sample Receivable Number 3, the Sponsor, on behalf of the Depositor, instructed us to use the System Screen Shots as the Source Document.

iv.

The Sponsor, on behalf of the Depositor, indicated that certain of the System Screen Shots contained account activity that occurred after the Preliminary Cut-off Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity that occurred on or prior to the Preliminary Cut-off Date.

v.

For the purpose of comparing the new or used Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the new or used value, as shown on the Preliminary Data File, agreed with the corresponding new or used value, as shown in the corresponding Contract, in accordance with the decode table shown below:

Preliminary Data File Value	Contract Value
N	New
NN	Used

Exhibit 1 to Attachment A

Notes: (continued)

vi.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by subtracting the:

a.

Number of payments made value, as shown in, or as recalculated using information as shown in, the System Screen Shots (and in accordance with any other applicable note(s)), subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this note, from

b.	Number of scheduled payments value, as shown in the Contract.

For the purpose of determining the number of payments made value, the Sponsor, on behalf of the Depositor, instructed us to only consider payments made, as shown in the System Screen Shots, greater than or equal to 80% of the monthly payment amount, as shown in the Contract.

vii.

For the purpose of comparing the grace period Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to recalculate the grace period as the difference in months between the:

a.	Original first payment date, as shown in the Contract or System Screen Shots, as applicable, and

b.	Origination date, as shown in the System Screen Shots.

viii.

For the purpose of comparing the current delinquency status Sample Characteristic for each Sample Receivable, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a current delinquency status value of “0,” as shown on the Preliminary Data File, if the days delinquent value, as shown in the System Screen Shots (and in accordance with any other applicable note(s)), was less than 30 days as of the Preliminary Cut-off Date.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Receivable Number	Sample Characteristic	Preliminary Data File Value	Source Document Value
16	Model	ROGUE 2WD	MURANO

79	Model	MURANO AWD	ROUGE

Note:

The model Sample Characteristic for Sample Receivable Numbers 16 and 79, as shown on the Preliminary Data File, agreed to the model, as shown in the corresponding System Screen Shots, but did not agree to the model, as shown in the corresponding Contract.